UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21910
                                      ---------

                      Claymore Exchange-Traded Fund Trust 2
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL    60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Nicholas Dalmaso

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (630) 505-3700
                                                     --------------

Date of fiscal year end: May 31
                         --------------------

Date of reporting period: February 29, 2008
                         --------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

TAO | CLAYMORE/ALPHASHARES CHINA REAL ESTATE ETF
PORTFOLIO OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
NUMBER OF SHARES     DESCRIPTION                                                                   VALUE
--------------------------------------------------------------------------------------------------------
                    COMMON STOCKS - 100.1%
                    CHINA - 99.2%
         496,000    Agile Property Holdings Ltd.                                      $          705,052
         288,000    Beijing Capital Land Ltd. - Class H                                          144,358
         224,000    Beijing North Star Co. - Class H                                             114,006
         404,000    Champion - REIT                                                              220,676
         111,000    Cheung Kong Holdings Ltd.                                                  1,697,673
         990,000    China Overseas Land & Investment Ltd.                                      1,969,656
         480,000    China Resources Land Ltd.                                                    904,397
         378,000    Chinese Estates Holdings Ltd.                                                564,524
         872,000    Country Garden Holdings Co. (a)                                              827,098
           8,418    E-House China Holdings Ltd. - ADR (a)                                        136,877
         348,000    Far East Consortium                                                          156,542
         512,000    Franshion Properties China Ltd. (a)                                          207,942
         105,000    Great Eagle Holdings Ltd.                                                    323,880
         205,000    Greentown China Holdings Ltd.                                                251,354
       1,154,000    Guangzhou Investment Co. Ltd.                                                277,352
         100,000    Guangzhou R&F Properties Co. Ltd. - Class H                                  312,956
         265,000    Hang Lung Group Ltd.                                                       1,239,742
         456,000    Hang Lung Properties Ltd.                                                  1,684,949
         221,000    Henderson Land Development Co. Ltd.                                        1,758,195
         275,200    HKR International Ltd.                                                       214,341
         385,000    Hongkong Land Holdings Ltd.                                                1,686,300
         142,000    Hopson Development Holdings Ltd.                                             243,095
         193,000    Hysan Development Co. Ltd.                                                   541,992
         314,000    K Wah International Holdings Ltd.                                            146,898
         187,500    Kerry Properties Ltd.                                                      1,279,617
         145,000    Kowloon Development Co. Ltd.                                                 329,111
         310,000    KWG Property Holding Ltd. (a)                                                312,365
         676,500    Link (The) - REIT                                                          1,674,589
         190,000    Midland Holdings Ltd.                                                        261,289
          99,000    Miramar Hotel & Investment                                                   150,651
         210,000    Neo-China Land Group Holdings Ltd.                                           137,649
         354,000    New World China Land Ltd.                                                    245,231
         567,000    New World Development Ltd.                                                 1,563,128
         326,000    Shanghai Forte Land Co. - Class H                                            142,456
         512,000    Shenzhen Investment Ltd.                                                     280,984
         437,000    Shimao Property Holdings Ltd.                                                900,886
         613,000    Shui On Land Ltd.                                                            597,192
         344,000    Shun Tak Holdings Ltd.                                                       515,515
         560,000    Sino Land Co.                                                              1,438,029
         566,000    Sino-Ocean Land Holdings Ltd. (a)                                            606,690
          96,000    Sun Hung Kai Properties Ltd.                                               1,715,024
         148,500    Swire Pacific Ltd. - Class A                                               1,722,494
         312,500    Swire Pacific Ltd. - Class B                                                 702,865
         225,000    Tian An China Investment                                                     227,005
       1,032,000    United Energy Group Ltd. (a)                                                 157,838
         368,000    Wharf Holdings Ltd.                                                        1,913,156
         263,000    Wheelock & Co. Ltd.                                                          782,512
         165,000    Wheelock Properties Ltd.                                                     148,445
                                                                                      ------------------
                                                                                              34,134,576
                                                                                      ------------------
                    SINGAPORE - 0.9%
         161,000    Yanlord Land Group Ltd.                                                      293,273
                                                                                      ------------------

                    TOTAL INVESTMENTS - 100.1%
                    (Cost $39,339,192)                                                        34,427,849
                    Liabilities in excess of Other Assets - (0.1%)                               (19,731)
                                                                                      ------------------
                    NET ASSETS - 100.0%                                               $       34,408,118
                                                                                      ==================


ADR - American Depositary Receipt
Ltd. - Limited
REIT - Real Estate Investment Trust

(a)  Non-income producing security.

     ---------------------------------------------------------------------------
                SUMMARY OF INVESTMENTS BY SECTOR CLASSIFICATION
     ---------------------------------------------------------------------------
     SECTOR*                                              % OF TOTAL INVESTMENTS
     Financials                                                   100.0%
     ---------------------------------------------------------------------------


     * Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

      Equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in OTC markets are valued at the NASDAQ Official Closing Price as of the close of regular trading in the NYSE on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Debt securities are valued at the mean between tha last available bid ans asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Securities for which market quotations are not readily availabe, including restricted securities, are valued by a method that the Trustees believe accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unrealiable, such as when a security's value or meaningful portion of the Fund's portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like bankruptcy filing, a trading halt in security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occured between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which appoximates market value.

      See previously submitted prospectus

HAO | CLAYMORE/ALPHASHARES CHINA SMALL CAP INDEX ETF
PORTFOLIO OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
NUMBER OF SHARES    DESCRIPTION                                                                    VALUE
--------------------------------------------------------------------------------------------------------
                    COMMON STOCKS  - 99.5%
                    CONSUMER DISCRETIONARY - 12.4%
         184,000    AviChina Industry & Technology Co.                                $           47,533
         328,000    Brilliance China Automotive Holdings Ltd.                                     66,185
         160,000    China Hongxing Sports Ltd.                                                    75,731
          58,000    China Sky Chemical Fibre Co. Ltd.                                             56,985
          88,000    FibreChem Technologies Ltd.                                                   49,857
          36,000    FU JI Food and Catering Services Holdings Ltd.                                63,851
          74,000    Golden Eagle Retail Group Ltd.                                                77,323
          23,000    Great Wall Motor Co. Ltd.                                                     27,077
           2,840    Home Inns & Hotels Management, Inc., ADR (a)                                  77,191
          92,000    Intime Department Store Group Co. Ltd. (a)                                    82,651
          60,000    Minth Group Ltd.                                                              66,010
          55,000    Ports Design Ltd.                                                            165,057
         117,000    Samson Holding Ltd.                                                           27,368
         462,000    Shanghai Jin Jiang International Hotels Group Co. Ltd.                       179,916
          24,000    Sichuan Xinhua Winshare Chainstore Co. Ltd. (a)                               10,117
         532,000    TCL Multimedia Technology Holdings Ltd. (a)                                   31,111
          61,000    Weiqiao Textile Co.                                                           85,612
             125    Xinhua Finance Ltd. (a)                                                       16,270
           5,021    Xinhua Finance Media Ltd., ADR (a)                                            20,385
          80,000    Xinyu Hengdeli Holdings Ltd.                                                  41,436
                                                                                      ------------------
                                                                                               1,267,666
                                                                                      ------------------

                    CONSUMER STAPLES - 13.7%
           8,976    American Oriental Bioengineering, Inc. (a)                                    89,580
          60,000    Celestial Nutrifoods Ltd.                                                     27,324
         272,000    Chaoda Modern Agriculture                                                    310,082
         224,000    China Agri-Industries Holdings Ltd. (a)                                      166,403
          24,000    China Fishery Group Ltd.                                                      29,604
         104,000    China Foods Ltd.                                                              64,560
          72,000    China Green Holdings Ltd.                                                     83,654
          75,000    China Huiyuan Juice Group Ltd. (a)                                            61,210
          56,000    China Milk Products Group Ltd.                                                34,337
         104,000    China Yurun Food Group Ltd.                                                  130,858
         200,000    Global Bio-Chem Technology Group Co. Ltd.                                     83,541
          10,000    Lianhua Supermarket Holdings Co. Ltd.                                         14,112
          88,000    People's Food Holdings Ltd.                                                   68,158
         151,000    Pine Agritech Ltd.                                                            21,117
         112,000    Synear Food Holdings Ltd.                                                     54,618
          48,000    Tsingtao Brewery Co. Ltd.                                                    142,507
          30,000    Wumart Stores, Inc.                                                           23,905
                                                                                      ------------------
                                                                                               1,405,570
                                                                                      ------------------

                    ENERGY - 2.1%
         360,000    Cnpc Hong Kong Ltd.                                                          204,045
          72,000    Shandong Molong Petroleum Machinery Co. Ltd.                                  11,937
                                                                                      ------------------
                                                                                                 215,982
                                                                                      ------------------

                    FINANCIALS - 11.9%
         136,000    Beijing Capital Land Ltd.                                                     68,169
         104,000    Beijing North Star Co.                                                        52,931
          66,000    China Properties Group Ltd.                                                   30,877
           3,935    E-House China Holdings Ltd., ADR (a)                                          63,983
         144,000    First Shanghai Investments Ltd.                                               38,125
         240,000    Franshion Properties China Ltd. (a)                                           97,473
          96,000    Greentown China Holdings Ltd.                                                117,708
         538,000    Guangzhou Investment Co. Ltd.                                                129,303
         145,000    KWG Property Holding Ltd. (a)                                                146,106
         132,000    Ming An Holdings Co. Ltd.                                                     33,421
         156,000    Shanghai Forte Land Co.                                                       68,169
         236,000    Shenzhen Investment Ltd.                                                     129,516
         186,000    Silver Grant International                                                    32,033
         482,000    United Energy Group Ltd. (a)                                                  73,719
          76,000    Yanlord Land Group Ltd. (Singapore)                                          138,440
                                                                                      ------------------
                                                                                               1,219,973
                                                                                      ------------------

                    HEALTH CARE - 4.9%
           2,599    China Medical Technologies, Inc., ADR                                        119,554
         110,000    China Pharmaceutical Group Ltd. (a)                                           33,789
          24,000    Guangzhou Pharmaceutical Co. Ltd.                                             20,451
           1,996    Mindray Medical International Ltd., ADR                                       73,253
          16,000    Shandong Weigao Group Medical Polymer Co. Ltd.                                24,882
           4,475    Simcere Pharmaceutical Group., ADR (a)                                        46,853
           7,475    WuXi PharmaTech Cayman, Inc.., ADR (a)                                       179,400
                                                                                      ------------------
                                                                                                 498,182
                                                                                      ------------------

                    INDUSTRIALS - 26.5%
          72,000    Anhui Expressway Co.                                                          60,704
          16,000    Baoye Group Co. Ltd.                                                          13,161
          68,000    Beijing Enterprises Holdings Ltd.                                            287,097
          84,000    Bio-Treat Technology Ltd.                                                     35,542
          83,800    Byd Co. Ltd.                                                                 158,754
         204,000    China Eastern Airlines Corp. Ltd.                                            132,143
          80,000    China Infrastructure Machinery Holdings Ltd.                                 127,085
         496,000    China Shipping Container Lines Co. Ltd.                                      227,580
         174,000    China Southern Airlines Co. Ltd. (a)                                         177,116
          28,000    China State Construction International Holdings Ltd.                          51,173
         304,000    Citic Resources Holdings Ltd. (a)                                            139,094
          56,000    Dalian Port PDA Co. Ltd.                                                      33,828
          28,000    Dongfang Electric Corp. Ltd.                                                 170,937
          56,000    Enric Energy Equipment Holdings Ltd. (a)                                      62,617
         212,000    Guangshen Railway Co. Ltd.                                                   140,323
          24,000    Guangzhou Shipyard International Co. Ltd. (a)                                 97,010
          80,000    GZI Transportation Ltd.                                                       42,156
         180,000    Jiangsu Expressway Co. Ltd.                                                  172,813
          52,000    Shanghai Prime Machinery Co. Ltd.                                             16,842
         112,000    Shenzhen Expressway Co. Ltd.                                                 106,665
       1,130,000    Shenzhen International Holdings                                              127,804
         132,000    Sichuan Expressway Co. Ltd.                                                   55,476
          76,000    Sinotrans Ltd.                                                                24,224
          72,000    Tianjin Development Holdings                                                  66,349
          52,000    Wasion Meters Group Ltd.                                                      27,936
          20,000    Weichai Power Co. Ltd.                                                       102,305
          48,000    Xiamen International Port Co. Ltd.                                            15,731
          28,000    Zhuzhou CSR Times Electric Co. Ltd.                                           34,907
                                                                                      ------------------
                                                                                               2,707,372
                                                                                      ------------------

                    INFORMATION TECHNOLOGY - 10.5%
          96,000    AAC Acoustic Technologies Holdings, Inc. (a)                                  92,290
          11,086    Actions Semiconductor Co. Ltd., ADR (a)                                       40,464
           3,897    AsiaInfo Holdings, Inc. (a)                                                   43,296
           4,267    Comtech Group, Inc. (a)                                                       44,633
          78,000    Digital China Holdings Ltd.                                                   59,848
          10,174    Netease.com, ADR (a)                                                         218,232
           2,882    Shanda Interactive Entertainment Ltd., ADR (a)                                95,337
           4,007    Sohu.com, Inc. (a)                                                           180,636
           1,599    The9 Ltd., ADR (a)                                                            34,410
         172,000    TPV Technology Ltd.                                                          104,562
          32,000    Travelsky Technology Ltd.                                                     27,144
          23,600    ZTE Corp.                                                                    131,033
                                                                                      ------------------
                                                                                               1,071,885
                                                                                      ------------------

                    MATERIALS - 11.7%
         100,000    China BlueChemical Ltd.                                                       65,033
         148,000    China Nickel Resources Holding Co. Ltd.                                       57,826
          62,000    China Oriental Group Co. Ltd.                                                 47,891
          76,000    Chongqing Iron & Steel Co. Ltd.                                               32,038
          78,000    FerroChina Ltd.                                                               78,873
         240,000    Hunan Non-Ferrous Metal Corp. Ltd.                                           125,542
          16,000    Lingbao Gold Co. Ltd.                                                         10,961
         256,000    Maanshan Iron & Steel                                                        163,853
           4,111    ShengdaTech, Inc. (a)                                                         43,494
         288,000    Sinofert Holdings Ltd.                                                       293,528
         344,000    Sinopec Shanghai Petrochemical Co. Ltd.                                      166,680
         204,000    Sinopec Yizheng Chemical Fibre Co. Ltd.                                       61,352
          10,000    Zhaojin Mining Industry Co. Ltd.                                              45,947
                                                                                      ------------------
                                                                                               1,193,018
                                                                                      ------------------

                    TELECOMMUNICATION SERVICES - 1.9%
         216,000    China Communications Services Corp. Ltd. (a)                                 190,442
                                                                                      ------------------


                    UTILITIES - 3.9%
         238,000    China Power International Development Ltd.                                    92,072
          22,000    Epure International Ltd.                                                      28,715
         344,000    Guangdong Investment Ltd.                                                    186,133
         212,000    Huadian Power International Co.                                               72,750
          22,000    Sino-Environment Technology Group Ltd. (Singapore) (a)                        20,037
                                                                                      ------------------
                                                                                                 399,707
                                                                                      ------------------

                    TOTAL INVESTMENTS - 99.5%
                    (Cost $9,906,068)                                                         10,169,797
                    Other Assets in excess of Liabilities - 0.5%                                  45,987
                                                                                      ------------------
                    NET ASSETS - 100.0%                                               $       10,215,784
                                                                                      ==================

ADR - American Depositary Receipt

     (a)  Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

         -----------------------------------------------------------------------
         Country Allocation*
         -----------------------------------------------------------------------
         China                                                             98.4%
         Singapore                                                          1.6%
         -----------------------------------------------------------------------
          * Subject to change daily.  Based on total investments.


Equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in OTC markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Debt securities are valued at the bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Trustees believe accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security's value or meaningful portion of the Fund's portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

See previously submitted prospectus.

EXB | CLAYMORE/CLEAR GLOBAL EXCHANGES, BROKERS & ASSET MANAGERS INDEX ETF
PORTFOLIO OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
NUMBER OF SHARES    DESCRIPTION                                                                    VALUE
--------------------------------------------------------------------------------------------------------
                    LONG-TERM INVESTMENTS - 100.0%
                    COMMON STOCKS  - 99.1%
                    AUSTRALIA - 3.0%
          22,491    ASX Ltd.                                                          $          884,441
          14,540    Macquarie Group Ltd.                                                         729,135
                                                                                      ------------------
                                                                                               1,613,576
                                                                                      ------------------
                    BERMUDA - 0.1%
          24,000    Emperor Capital Group Ltd.                                                     3,146
         125,000    Rexcapital Financial Holdings Ltd. (a)                                        16,869
                                                                                      ------------------
                                                                                                  20,015
                                                                                      ------------------
                    CANADA - 1.1%
           2,744    DundeeWealth, Inc.                                                            36,086
           2,318    GMP Capital Trust                                                             44,968
           3,225    Montreal Exchange, Inc.                                                      117,192
           8,729    TSX Group, Inc.                                                              394,650
                                                                                      ------------------
                                                                                                 592,896
                                                                                      ------------------
                    CAYMAN ISLANDS - 0.1%
         126,000    Get Nice Holdings Ltd.                                                        10,526
                                                                                      ------------------

                    GERMANY - 5.8%
           2,543    AWD Holding AG                                                               115,314
          18,280    Deutsche Boerse AG                                                         2,910,789
           5,376    MLP AG                                                                        76,063
                                                                                      ------------------
                                                                                               3,102,166
                                                                                      ------------------
                    HONG KONG - 4.4%
          38,000    Allied Properties HK Ltd.                                                      8,840
         119,500    Hong Kong Exchanges and Clearing Ltd.                                      2,325,294
          15,000    Shenyin Wanguo HK Ltd.                                                        13,881
                                                                                      ------------------
                                                                                               2,348,015
                                                                                      ------------------
                    ITALY - 1.1%
          10,629    Azimut Holding SpA                                                           122,633
          22,765    Mediobanca SpA                                                               441,325
                                                                                      ------------------
                                                                                                 563,958
                                                                                      ------------------
                    JAPAN - 6.2%
              39    Asset Managers Co. Ltd.                                                       35,589
          76,000    Daiwa Securities Group, Inc.                                                 722,002
               2    GCA Holdings Corp.                                                             6,960
              30    kabu.com Securities Co. Ltd.                                                  36,886
           2,900    Marusan Securities Co. Ltd.                                                   26,798
           6,300    Matsui Securities Co. Ltd.                                                    42,664
          20,000    Mizuho Investors Securities Co. Ltd.                                          28,049
              65    Monex Beans Holdings, Inc.                                                    37,400
         105,600    Nomura Holdings, Inc.                                                      1,709,197
              34    Osaka Securities Exchange Co. Ltd.                                           178,320
              80    SBI E*trade Securities Co. Ltd.                                               70,390
           1,019    SBI Holdings, Inc.                                                           256,157
          32,000    Shinko Securities Co. Ltd.                                                   112,194
          11,000    Tokai Tokyo Securities Co. Ltd.                                               47,020
                                                                                      ------------------
                                                                                               3,309,626
                                                                                      ------------------
                    NETHERLANDS - 0.1%
           4,155    BinckBank NV                                                                  53,931
                                                                                      ------------------

                    SINGAPORE - 1.2%
         109,000    Singapore Exchange Ltd.                                                      655,845
                                                                                      ------------------

                    SPAIN - 0.9%
           9,695    Bolsas y Mercados Espanoles                                                  489,814
                                                                                      ------------------

                    SWEDEN - 0.1%
           4,100    D Carnegie AB                                                                 70,937
                                                                                      ------------------

                    SWITZERLAND - 3.3%
           5,625    EFG International                                                            189,692
          21,066    Julius Baer Holding AG                                                     1,568,144
                                                                                      ------------------
                                                                                               1,757,836
                                                                                      ------------------
                    UNITED KINGDOM - 7.5%
          59,346    Aberdeen Asset Management PLC                                                158,779
           4,503    Climate Exchange PLC (a)                                                     113,669
          10,950    Evolution Group PLC                                                           25,376
          17,168    F&C Asset Management PLC                                                      60,190
          68,358    Henderson Group PLC                                                          138,357
          27,581    ICAP PLC                                                                     346,467
           8,125    Intermediate Capital Group PLC                                               243,242
          28,881    London Stock Exchange Group PLC                                              780,746
         161,798    Man Group PLC                                                              1,786,258
          27,562    RAB Capital PLC (b)                                                           32,622
          11,730    Schroders PLC                                                                223,650
          11,445    Tullett Prebon PLC                                                           114,970
                                                                                      ------------------
                                                                                               4,024,326
                                                                                      ------------------
                    UNITED STATES - 64.2%
           2,822    Affiliated Managers Group, Inc. (a)                                          271,900
          18,091    American Capital Strategies Ltd.                                             656,522
          21,881    Ameriprise Financial, Inc.                                                 1,108,054
          68,578    Bank of New York Mellon Corp. (The)                                        3,008,517
           6,205    Bear Stearns Cos., Inc. (The)                                                495,531
           1,873    BlackRock, Inc.                                                              361,957
          50,337    Charles Schwab Corp. (The)                                                   987,109
           4,811    CME Group, Inc.                                                            2,469,486
          24,815    E*Trade Financial Corp. (a)                                                  105,960
          11,662    Eaton Vance Corp.                                                            371,435
           1,257    FCStone Group, Inc. (a)                                                       58,626
           8,159    Federated Investors, Inc.                                                    331,092
           1,961    Fortress Investment Group LLC                                                 27,454
          15,259    Franklin Resources, Inc.                                                   1,439,992
             872    GFI Group, Inc. (a)                                                           66,752
           8,417    GLG Partners, Inc.                                                           109,505
          16,345    Goldman Sachs Group, Inc. (The)                                            2,772,602
             975    Greenhill & Co., Inc.                                                         63,385
           9,161    IntercontinentalExchange, Inc. (a)                                         1,193,678
           2,357    Investment Technology Group, Inc. (a)                                        109,789
          14,476    Janus Capital Group, Inc.                                                    350,609
           6,006    Jefferies Group, Inc.                                                        106,607
           1,579    KBW, Inc. (a)                                                                 33,901
           5,234    Knight Capital Group, Inc. (a)                                                83,901
           2,868    LaBranche & Co., Inc. (a)                                                     13,308
          12,670    Legg Mason, Inc.                                                             836,727
          28,483    Lehman Brothers Holdings, Inc.                                             1,452,348
          46,001    Merrill Lynch & Co., Inc.                                                  2,279,810
          57,027    Morgan Stanley                                                             2,401,977
          18,313    Nasdaq OMX Group (The) (a)                                                   760,173
          18,055    Northern Trust Corp.                                                       1,221,060
          12,231    Nymex Holdings, Inc.                                                       1,208,300
          34,899    NYSE Euronext                                                              2,291,817
           2,377    optionsXpress Holdings, Inc.                                                  55,051
             943    Piper Jaffray Cos. (a)                                                        36,522
           5,097    Raymond James Financial, Inc.                                                114,530
          11,920    SEI Investments Co.                                                          298,119
          36,441    State Street Corp.                                                         2,862,441
             817    Stifel Financial Corp. (a)                                                    35,613
           1,191    SWS Group, Inc.                                                               13,565
          24,915    T Rowe Price Group, Inc.                                                   1,258,955
          12,158    TD Ameritrade Holding Corp. (a)                                              222,491
           1,443    Thomas Weisel Partners Group, Inc. (a)                                        12,698
           1,522    TradeStation Group, Inc. (a)                                                  14,611
           7,874    Waddell & Reed Financial, Inc.                                               246,771
                                                                                      ------------------
                                                                                              34,221,251
                                                                                      ------------------

                    TOTAL COMMON STOCKS - 99.1%                                               52,834,718
                    (Cost $61,852,680)                                                ------------------

                    INVESTMENT COMPANY - 0.1%
                    UNITED STATES - 0.1%
             645    iShares S&P Global Financials Sector Index Fund                               45,292
                                                                                      ------------------
                    TOTAL INVESTMENT COMPANY
                    (Cost $52,228)

                    MASTER LIMITED PARTNERSHIPS - 0.8%
                    UNITED STATES - 0.8%
           3,335    AllianceBernstein Holding LP                                                 206,937
          14,407    Blackstone Group LP (The)                                                    237,715
                                                                                      ------------------
                    TOTAL MASTER LIMITED PARTNERSHIPS                                            444,652
                    (Cost $583,604)                                                   ------------------

                    TOTAL LONG-TERM INVESTMENTS - 100.0%
                    (Cost $62,488,512)                                                        53,324,662
                                                                                      ------------------

                    SHORT-TERM INVESTMENTS - 0.1%
                    INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
                    MONEY MARKET FUNDS - 0.1%
          28,350    UBS Private Money Market Fund LLC, 3.55% (c)
                    (Cost $28,350)                                                                28,350
                                                                                      ------------------

                    TOTAL INVESTMENTS - 100.1%
                    (Cost $62,516,862)                                                        53,353,012
                    Liabilities in excess of Other Assets - (0.1%)                               (17,817)
                                                                                      ------------------
                    NET ASSETS - 100.0%                                               $       53,335,195
                                                                                      ==================

LP - Limited Partnership
PLC - Public Limited Company
AG - Corporation
SpA - Joint Stock Company

(a)  Non-income producing security.

(b)  Security, or portion thereof, was on loan at February 29, 2008.

(c) At February 29, 2008, the total market value of the Fund's securities on loan was $26,010 and the total market value of the collateral held by the Fund was $28,350.


     ------------------------------------------------------------------------
                                SECTOR BREAKDOWN*
     ------------------------------------------------------------------------
      Financials                                                      100.0%
     ------------------------------------------------------------------------

      * Subject to change daily.  Based on long-term investments.

See previously submitted notes to financial statements for the period ending
November 30, 2007.

CUT | CLAYMORE/CLEAR GLOBAL TIMBER INDEX ETF
PORTFOLIO OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
NUMBER OF SHARES    DESCRIPTION                                                                    VALUE
--------------------------------------------------------------------------------------------------------
                    COMMON STOCKS  - 84.8%
                    AUSTRALIA - 8.5%
         509,053    Great Southern Ltd.                                               $          809,486
         628,414    Gunns Ltd.                                                                 1,928,045
         493,905    Timbercorp Ltd.                                                              577,499
                                                                                      ------------------
                                                                                               3,315,030
                                                                                      ------------------
                    BERMUDA - 3.4%
       8,694,000    China Grand Forestry Resources Group Ltd. (a)                              1,329,691
                                                                                      ------------------

                    CANADA - 8.3%
          50,962    Canfor Corp. (a)                                                             416,271
          95,842    Sino-Forest Corp. (a)                                                      1,857,342
          29,575    West Fraser Timber Co., Ltd.                                                 966,608
                                                                                      ------------------
                                                                                               3,240,221
                                                                                      ------------------
                    IRELAND - 4.6%
         125,161    Smurfit Kappa Group PLC (a)                                                1,805,066
                                                                                      ------------------

                    JAPAN - 12.7%
         229,500    Hokuetsu Paper Mills Ltd.                                                  1,022,890
         417,000    OJI Paper Co., Ltd.                                                        1,766,457
         272,600    Sumitomo Forestry Co., Ltd.                                                2,155,034
                                                                                      ------------------
                                                                                               4,944,381
                                                                                      ------------------
                    SOUTH AFRICA - 4.4%
         140,853    Sappi Ltd., ADR                                                            1,732,492
                                                                                      ------------------

                    SPAIN - 3.5%
         158,911    Grupo Empresarial Ence SA                                                  1,379,909
                                                                                      ------------------

                    SWEDEN - 9.7%
          54,000    Holmen AB                                                                  1,868,588
         114,800    Svenska Cellulosa AB                                                       1,897,859
                                                                                      ------------------
                                                                                               3,766,447
                                                                                      ------------------
                    UNITED STATES - 29.7%
          20,336    Deltic Timber Corp.                                                          966,773
          61,621    International Paper Co.                                                    1,953,386
          63,294    MeadWestvaco Corp.                                                         1,624,124
          42,996    Plum Creek Timber Co., Inc. - REIT                                         1,749,507
          44,424    Potlatch Corp. - REIT                                                      1,833,379
          42,298    Rayonier, Inc. - REIT                                                       1,799,780
          27,476    Weyerhaeuser Co.                                                           1,681,531
                                                                                      ------------------
                                                                                              11,608,480
                                                                                      ------------------

                    TOTAL COMMON STOCKS - 84.8%
                    (Cost $35,755,910)                                                        33,121,717
                                                                                      ------------------

                    PREFERRED STOCK - 10.3%
                    BRAZIL - 10.3%
          27,013    Aracruz Celulose SA, ADR                                                   1,956,822
          66,022    Votorantim Celulose e Papel SA , ADR                                       2,077,052
                                                                                      ------------------
                    (Cost $4,020,797)                                                          4,033,874
                                                                                      ------------------

                    INCOME TRUST - 4.8%
                    CANADA - 4.8%
         134,769    TimberWest Forest Corp.                                                    1,886,546
                    (Cost $1,928,508)                                                 ------------------

                    TOTAL INVESTMENTS - 99.9%
                    (Cost $41,705,215)                                                        39,042,137
                    Other Assets in excess of Liabilities - 0.1%                                  35,120
                                                                                      ------------------
                    NET ASSETS - 100.0%                                               $       39,077,257
                                                                                      ==================

AB - Corporation
ADR - American Depositary Receipt
Ltd. - Limited
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation


(a)  Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

       -------------------------------------------------------------------------
       SECTOR BREAKDOWN*                                  % of Total Investments
       -------------------------------------------------------------------------
       Materials                                                           80.7%
       Financials                                                          13.8%
       Consumer Discretionary                                               5.5%
       -------------------------------------------------------------------------
        * Subject to change daily.  Based on total investments.


See previously submitted notes to financial statements for the period ended November 30, 2007.

ROB | CLAYMORE/ROBB REPORT GLOBAL LUXURY ETF
PORTFOLIO OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
NUMBER OF SHARES    DESCRIPTION                                                                    VALUE
--------------------------------------------------------------------------------------------------------
                    COMMON STOCKS - 96.2%
                    BERMUDA - 3.6%
          21,000    Mandarin Oriental International, Ltd.                             $           39,690
           1,303    Orient-Express Hotels, Ltd.                                                   70,584
          62,000    Shangri-La Asia, Ltd.                                                        191,642
                                                                                      ------------------
                                                                                                 301,916
                                                                                      ------------------
                    BRAZIL - 2.1%
           3,994    Empresa Brasileira de Aeronautica SA, ADR                                    177,014
                                                                                      ------------------

                    CANADA - 0.4%
           1,258    Harry Winston Diamond Corp.                                                   33,075
                                                                                      ------------------

                    DENMARK - 0.2%
             240    Bang & Olufsen A/S                                                            16,308
                                                                                      ------------------

                    FRANCE - 27.3%
           3,918    Christian Dior SA                                                            430,094
             218    Dassault Aviation SA                                                         185,992
           2,281    Hermes International                                                         268,920
           4,485    LVMH Moet Hennessy Louis Vuitton SA                                          464,556
           4,647    Pernod-Ricard SA                                                             496,645
           2,770    PPR                                                                          381,785
             995    Remy Cointreau SA                                                             63,019
             268    Rodriguez Group                                                                6,156
                                                                                      ------------------
                                                                                               2,297,167
                                                                                      ------------------
                    GERMANY - 10.6%
           7,740    Bayerische Motoren Werke AG                                                  425,119
           5,507    Daimler AG                                                                   466,414
                                                                                      ------------------
                                                                                                 891,533
                                                                                      ------------------
                    ITALY - 4.8%
           6,455    Bulgari SpA                                                                   72,515
           6,960    Ducati Motor Holding SpA (a)                                                  17,571
           9,955    Luxottica Group SpA                                                          276,713
             656    Tod's SpA                                                                     40,602
                                                                                      ------------------
                                                                                                 407,401
                                                                                      ------------------
                    JAPAN - 3.3%
           9,000    Shiseido Co., Ltd.                                                           206,618
           8,000    TOTO, Ltd.                                                                    67,931
                                                                                      ------------------
                                                                                                 274,549
                                                                                      ------------------
                    SINGAPORE - 0.2%
          17,000    Banyan Tree Holdings, Ltd.                                                    15,849
                                                                                      ------------------

                    SWITZERLAND - 19.5%
           8,156    Compagnie Financiere Richemont SA                                            475,077
           6,691    Credit Suisse Group                                                          333,332
           4,801    Julius Baer Holding AG                                                       357,384
             681    Swatch Group AG                                                              201,273
           8,357    UBS AG                                                                       275,097
                                                                                      ------------------
                                                                                               1,642,163
                                                                                      ------------------
                    UNITED KINGDOM - 0.9%
           9,303    Burberry Group PLC                                                            77,954
                                                                                      ------------------

                    UNITED STATES - 23.3%
           7,916    Coach Inc. (a)                                                               240,013
           2,284    Goldman Sachs Group, Inc. (The)                                              387,435
           4,991    Nordstrom, Inc.                                                              184,817
           4,730    Northern Trust Corp.                                                         319,890
           2,184    Polo Ralph Lauren Corp.                                                      135,823
           3,048    Saks, Inc. (a)                                                                47,427
           1,427    Sotheby's                                                                     48,118
           4,283    Starwood Hotels & Resorts Worldwide, Inc.                                    202,714
           2,731    Tiffany & Co.                                                                102,795
           1,478    Wilmington Trust Corp.                                                        45,522
           2,459    Wynn Resorts Ltd.                                                            247,621
                                                                                      ------------------
                                                                                               1,962,175
                                                                                      ------------------

                    TOTAL COMMON STOCKS - 96.2%                                                8,097,104
                    (Cost $9,735,779)                                                 ------------------

                    PREFERRED STOCK - 3.8%
                    GERMANY - 3.8%
             188    Porsche Automobil Holding SE                                                 324,024
                    (Cost $389,515)                                                   ------------------

                    SHORT TERM INVESTMENTS - 1.7%
                    INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%
                    MONEY MARKET FUNDS - 1.7%
         141,365    UBS Private Money Market Fund LLC, 3.55%                                     141,365
                    (Cost $141,365)                                                   ------------------

                    TOTAL INVESTMENTS - 101.7%
                    (Cost - $10,266,659)                                                       8,562,493
                    Liabilities in Excess of Other Assets - (1.7)%                              (145,756)
                                                                                      ------------------
                    NET ASSETS - 100.0%                                               $        8,416,737
                                                                                      ==================



ADR - American Depositary Receipt
AG - Corporation
PLC - Public Limited Company
SA - Corporation
SpA - Joint Stock Company

     (a)  Non-income producing security.

          ----------------------------------------------------------------------
          Sector*                                     % of Long-term Investments
          ----------------------------------------------------------------------
          Consumer Discretionary                                           65.0%
          Financials                                                       20.4%
          Consumer Staples                                                  9.1%
          Industrials                                                       5.1%
          Materials                                                         0.4%
          ----------------------------------------------------------------------
           * Subject to change daily.  Based on long-term investments.

See previously submitted notes to financial statements for the period ended
November 30, 2007.

ENY | CLAYMORE/SWM CANADIAN ENERGY INCOME INDEX ETF
PORTFOLIO OF INVESTMENTS
FEBRUARY 29, 2008  (UNAUDITED)
NUMBER OF SHARES    DESCRIPTION                                                                    VALUE
--------------------------------------------------------------------------------------------------------
                    COMMON STOCKS - 59.1.%
                    CANADA - 59.1%
          17,092    Canadian Natural Resources Ltd.                                   $        1,287,223
         343,256    Connacher Oil and Gas Ltd. (a)                                             1,223,161
          17,116    EnCana Corp.                                                               1,311,225
          22,582    Husky Energy, Inc.                                                           961,476
          34,651    Imperial Oil Ltd.                                                          1,958,273
          25,461    Nexen, Inc.                                                                  798,094
          67,242    OPTI Canada, Inc. (a)                                                      1,187,754
          32,596    Petrobank Energy & Resources Ltd. (a)                                      1,929,334
          11,285    Petro-Canada                                                                 542,818
          22,008    Suncor Energy, Inc.                                                        2,280,796
         139,481    Synenco Energy, Inc. - Class A (a)                                           999,752
         249,628    UTS Energy Corp. (a)                                                       1,483,393
                                                                                      ------------------
                    TOTAL COMMON STOCKS
                    (Cost $15,241,151)                                                        15,963,299
                                                                                      ------------------

                    INCOME TRUSTS - 39.5%
                    CANADA - 39.5%
          24,485    ARC Energy Trust                                                             589,000
          36,977    Advantage Energy Income Fund                                                 400,578
          18,324    Baytex Energy Trust                                                          397,201
          15,067    Bonavista Energy Trust                                                       449,056
          53,462    Canadian Oil Sands Trust                                                   2,276,256
          16,665    Crescent Point Energy Trust                                                  461,971
          29,739    Enerplus Resources Fund                                                    1,288,968
          26,620    Harvest Energy Trust                                                         654,764
          30,878    NAL Oil & Gas Trust                                                          413,640
          26,937    Pengrowth Energy Trust                                                       504,691
          60,745    Penn West Energy Trust                                                     1,722,990
          17,860    Peyto Energy Trust                                                           361,795
          27,621    Progress Energy Trust                                                        366,626
          35,806    Provident Energy Trust                                                       393,742
          43,540    Trilogy Energy Trust                                                         377,874
                                                                                      ------------------
                    TOTAL INCOME TRUSTS
                    (Cost $10,147,240)                                                        10,659,152
                                                                                      ------------------

                    ROYALTY TRUSTS - 1.1%
                    CANADA - 1.1%
          18,202    Freehold Royalty Trust
                    (Cost $260,477)                                                              299,030
                                                                                      ------------------

                    TOTAL INVESTMENTS - 99.7%
                    (Cost $25,648,868)                                                        26,921,481
                    Other Assets in excess of Liabilities - 0.3%                                  72,424
                                                                                      ------------------
                    NET ASSETS - 100.0%                                               $       26,993,905
                                                                                      ==================


     (a)  Non-income producing security.

See previously submitted notes to financial statements for the period ended
November 30, 2007.

       -----------------------------------------------------------
       SECTOR*                              % OF TOTAL INVESTMENTS
       -----------------------------------------------------------
       Energy                                               100.0%
       -----------------------------------------------------------
       * Subject to change daily. Securities are classified by
         sectors that represent broad groupings of related industries.

CRO | CLAYMORE/ZACKS COUNTRY ROTATION ETF
PORTFOLIO OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
NUMBER OF SHARES    DESCRIPTION                                                                    VALUE
--------------------------------------------------------------------------------------------------------
                    Common Stocks  - 99.9%
                    AUSTRIA - 2.3%
           1,218    Erste Bank der Oesterreichischen Sparkassen AG                    $           71,188
           1,241    OMV AG                                                                        90,242
           2,431    Telekom Austria AG                                                            55,247
                                                                                      ------------------
                                                                                                 216,677
                                                                                      ------------------
                    BELGIUM - 4.7%
           1,036    Belgacom SA                                                                   49,927
           1,974    Dexia SA                                                                      46,959
           3,934    Fortis                                                                        87,672
             423    Groupe Bruxelles Lambert SA                                                   51,058
             812    InBev NV                                                                      73,962
             636    KBC Groep NV                                                                  80,466
             363    Solvay SA                                                                     45,877
                                                                                      ------------------
                                                                                                 435,921
                                                                                      ------------------
                    FRANCE - 14.6%
             431    Accor SA                                                                      30,909
             369    Air Liquide                                                                   52,629
           4,455    Alcatel-Lucent                                                                26,444
             162    Alstom                                                                        34,566
           1,725    AXA SA                                                                        58,869
             626    BNP Paribas                                                                   56,611
             407    Bouygues                                                                      28,076
             691    Carrefour SA                                                                  48,968
             543    Cie de Saint-Gobain                                                           43,046
             582    Cie Generale d'Optique Essilor International SA                               34,723
             306    Compagnie Generale des Etablissements Michelin                                30,478
           1,035    Credit Agricole SA                                                            28,345
           1,857    France Telecom SA                                                             62,810
             607    Groupe Danone                                                                 47,899
             229    Lafarge SA                                                                    39,972
             385    L'Oreal SA                                                                    46,009
             441    LVMH Moet Hennessy Louis Vuitton SA                                           45,679
             328    Pernod-Ricard SA                                                              35,055
             469    Peugeot SA                                                                    35,998
             217    PPR                                                                           29,909
             368    Renault SA                                                                    39,777
             744    Sanofi-Aventis SA                                                             55,107
             260    Schneider Electric SA                                                         29,887
             485    Societe Generale                                                              52,349
           1,064    Suez SA                                                                       68,180
           1,084    Total SA                                                                      82,265
             160    Unibail-Rodamco - REIT (a)                                                    39,301
             128    Vallourec                                                                     26,868
             579    Veolia Environnement                                                          51,746
             674    Vinci SA                                                                      47,026
           1,161    Vivendi                                                                       46,213
                                                                                      ------------------
                                                                                               1,355,714
                                                                                      ------------------
                    ITALY  - 6.0%
             797    Assicurazioni Generali SpA                                                    34,447
             963    Atlantia SpA                                                                  30,993
           1,627    Banco Popolare SC (a)                                                         30,973
           3,052    Enel SpA                                                                      33,058
           1,988    ENI SpA                                                                       69,172
           1,332    Fiat SpA                                                                      28,451
           1,226    Finmeccanica SpA                                                              37,950
           8,918    Intesa Sanpaolo SpA                                                           60,246
           1,625    Mediobanca SpA                                                                31,502
          16,921    Telecom Italia SpA                                                            42,667
          14,637    Telecom Italia SpA - RNC                                                      28,464
           9,348    Terna Rete Elettrica Nazionale SpA                                            40,622
           8,345    UniCredit SpA                                                                 61,886
           1,283    Unione di Banche Italiane SCPA                                                30,287
                                                                                      ------------------
                                                                                                 560,718
                                                                                      ------------------
                    JAPAN - 30.4%
           3,000    Asahi Glass Co. Ltd.                                                          34,667
           1,100    Astellas Pharma, Inc.                                                         48,605
           1,800    Bridgestone Corp.                                                             30,171
           1,000    Canon, Inc.                                                                   46,299
               3    Central Japan Railway Co.                                                     28,817
           1,200    Chubu Electric Power Co., Inc.                                                30,431
           1,600    Daiichi Sankyo Co. Ltd.                                                       50,103
             700    Daikin Industries Ltd.                                                        32,141
           4,000    Daiwa Securities Group, Inc.                                                  38,000
           1,200    Denso Corp.                                                                   45,531
               6    East Japan Railway Co.                                                        48,355
             400    Eisai Co. Ltd.                                                                14,524
             300    Fanuc Ltd.                                                                    28,586
           1,100    FUJIFILM Holdings Corp.                                                       41,948
           5,000    Fujitsu Ltd.                                                                  36,213
           7,000    Hitachi Ltd.                                                                  51,506
           1,500    Honda Motor Co. Ltd.                                                          46,972
           1,000    HOYA Corp.                                                                    25,743
             200    Ibiden Co. Ltd.                                                                9,759
           3,000    ITOCHU Corp.                                                                  32,477
               9    Japan Tobacco, Inc.                                                           45,906
             900    JFE Holdings, Inc.                                                            40,978
           1,200    Kansai Electric Power Co., Inc. (The)                                         29,509
           2,000    Kao Corp.                                                                     61,861
               5    KDDI Corp.                                                                    30,738
           1,600    Komatsu Ltd.                                                                  41,958
             400    Kyocera Corp.                                                                 33,236
           2,000    Marubeni Corp.                                                                15,580
           3,000    Matsushita Electric Industrial Co. Ltd.                                       64,406
           1,500    Millea Holdings, Inc.                                                         56,481
           1,800    Mitsubishi Corp.                                                              56,539
           5,000    Mitsubishi Electric Corp.                                                     46,828
           2,000    Mitsubishi Estate Co. Ltd.                                                    50,142
           7,000    Mitsubishi Heavy Industries Ltd.                                              33,553
           5,400    Mitsubishi UFJ Financial Group, Inc.                                          49,070
           3,000    Mitsui & Co. Ltd.                                                             67,144
           2,000    Mitsui Fudosan Co. Ltd.                                                       41,881
           3,000    Mitsui OSK Lines Ltd.                                                         40,084
           3,000    Mitsui Sumitomo Insurance Co. Ltd.                                            32,189
               9    Mizuho Financial Group, Inc.                                                  38,557
             600    Murata Manufacturing Co. Ltd.                                                 33,197
           1,000    NGK Insulators Ltd.                                                           23,294
           1,000    Nikon Corp.                                                                   28,673
             100    Nintendo Co. Ltd.                                                             51,294
           4,000    Nippon Oil Corp.                                                              27,741
           9,000    Nippon Steel Corp.                                                            48,413
              11    Nippon Telegraph & Telephone Corp.                                            47,971
           4,700    Nissan Motor Co. Ltd.                                                         43,521
           2,900    Nomura Holdings, Inc.                                                         46,938
              33    NTT DoCoMo, Inc.                                                              49,450
           1,000    Olympus Corp.                                                                 29,778
             160    ORIX Corp.                                                                    24,652
           2,000    Ricoh Co. Ltd.                                                                32,851
             300    Secom Co. Ltd.                                                                15,331
           2,000    Seven & I Holdings Co. Ltd.                                                   50,526
           2,000    Sharp Corp.                                                                   37,040
             900    Shin-Etsu Chemical Co. Ltd.                                                   49,623
           1,400    Softbank Corp.                                                                27,905
             900    Sony Corp.                                                                    43,139
           4,000    Sumitomo Chemical Co. Ltd.                                                    28,049
           2,300    Sumitomo Corp.                                                                34,023
           2,300    Sumitomo Electric Industries Ltd.                                             34,664
          12,000    Sumitomo Metal Industries Ltd.                                                52,101
           2,000    Sumitomo Metal Mining Co. Ltd.                                                43,322
               6    Sumitomo Mitsui Financial Group, Inc.                                         44,493
           1,000    Sumitomo Realty & Development Co. Ltd.                                        17,559
             600    T&D Holdings, Inc.                                                            31,238
             800    Takeda Pharmaceutical Co. Ltd.                                                45,031
             300    TDK Corp.                                                                     21,786
           1,800    Tokyo Electric Power Co., Inc. (The)                                          46,597
           3,000    Tokyo Gas Co. Ltd.                                                            13,602
           6,000    Toshiba Corp.                                                                 45,934
             900    Toyota Motor Corp.                                                            49,709
                                                                                      ------------------
                                                                                               2,816,933
                                                                                      ------------------
                    LUXEMBOURG - 0.8%
             957    ArcelorMittal                                                                 73,614
                                                                                      ------------------

                    NETHERLANDS - 0.6%
           1,134    European Aeronautic Defence and Space Co NV                                   30,006
           2,381    STMicroelectronics NV                                                         28,863
                                                                                      ------------------
                                                                                                  58,869
                                                                                      ------------------
                    NEW ZEALAND - 1.0%
           5,919    Fletcher Building Ltd.                                                        45,518
          16,234    Telecom Corp of New Zealand Ltd.                                              50,380
                                                                                      ------------------
                                                                                                  95,898
                                                                                      ------------------
                    SPAIN - 8.4%
           1,601    Abertis Infraestructuras SA                                                   50,894
             158    Acciona SA                                                                    40,536
             834    ACS Actividades de Construccion y Servicios SA                                42,946
           3,555    Banco Bilbao Vizcaya Argentaria SA                                            74,261
           4,017    Banco Popular Espanol SA                                                      63,482
           4,921    Banco Santander SA                                                            89,124
           1,181    Gamesa Corp Tecnologica SA                                                    48,677
             872    Gas Natural SDG SA                                                            53,203
           4,298    Iberdrola SA                                                                  62,638
             772    Inditex SA                                                                    40,257
           1,924    Repsol YPF SA                                                                 66,741
           3,144    Telefonica SA                                                                 91,831
             780    Union Fenosa SA                                                               51,687
                                                                                      ------------------
                                                                                                 776,277
                                                                                      ------------------
                    SWITZERLAND - 7.3%
           1,843    ABB Ltd                                                                       47,002
             785    Compagnie Financiere Richemont SA - Class A                                   45,725
             898    Credit Suisse Group                                                           44,736
             501    Holcim Ltd                                                                    51,358
             184    Nestle SA                                                                     88,051
           1,253    Novartis AG                                                                   61,762
             374    Roche Holding AG                                                              73,417
             726    Swiss Reinsurance                                                             58,494
              96    Swisscom AG                                                                   36,628
             218    Syngenta AG                                                                   62,603
           1,410    UBS AG                                                                        46,415
             185    Zurich Financial Services AG                                                  58,178
                                                                                      ------------------
                                                                                                 674,369
                                                                                      ------------------
                    UNITED KINGDOM - 23.4%
           1,057    Anglo American PLC                                                            67,998
           1,497    AstraZeneca PLC                                                               56,370
           3,859    Aviva PLC                                                                     46,941
           5,685    BAE Systems PLC                                                               54,592
           6,141    Barclays PLC                                                                  58,299
           3,396    BG Group PLC                                                                  80,523
           2,160    BHP Billiton PLC                                                              70,036
           8,715    BP PLC                                                                        94,654
           1,833    British American Tobacco PLC                                                  69,096
          12,101    BT Group PLC                                                                  54,642
           2,864    Cadbury Schweppes PLC                                                         32,074
           7,231    Centrica PLC                                                                  46,460
           3,164    Diageo PLC                                                                    65,078
           3,336    GlaxoSmithKline PLC                                                           73,128
           4,333    HBOS PLC                                                                      52,017
           6,196    HSBC Holdings PLC                                                             94,410
           1,044    Imperial Tobacco Group PLC                                                    48,595
           9,520    International Power PLC                                                       72,009
           4,055    J Sainsbury PLC                                                               28,655
          13,753    Legal & General Group PLC                                                     34,087
           7,010    Lloyds TSB Group PLC                                                          63,237
           3,208    Man Group PLC                                                                 35,416
           3,058    Marks & Spencer Group PLC                                                     24,499
           3,195    National Grid PLC                                                             46,618
          10,580    Old Mutual PLC                                                                26,370
           3,877    Prudential PLC                                                                47,083
             912    Reckitt Benckiser Group PLC                                                   49,526
           2,522    Reed Elsevier PLC                                                             31,957
           2,993    Reuters Group PLC                                                             35,573
             615    Rio Tinto PLC                                                                 69,976
           3,376    Rolls-Royce Group PLC                                                         29,179
           7,560    Royal Bank of Scotland Group PLC                                              57,898
           2,186    Royal Dutch Shell PLC                                                         78,619
           1,778    Royal Dutch Shell PLC                                                         62,990
           1,282    SABMiller PLC                                                                 26,853
           1,122    Scottish & Southern Energy PLC                                                32,965
           7,244    Tesco PLC                                                                     57,711
           1,472    Unilever PLC                                                                  46,732
          23,684    Vodafone Group PLC                                                            76,652
             768    Xstrata PLC                                                                   60,497
                                                                                      ------------------
                                                                                               2,160,015
                                                                                      ------------------
                    UNITED STATES - 0.4%
             292    Synthes Inc                                                                   41,039
                                                                                      ------------------

                    TOTAL COMMON STOCKS - 99.9%
                    (Cost - $10,147,414)                                                       9,266,044
                                                                                      ------------------

                    PREFERRED STOCKS - 0.3%
                    ITALY - 0.3%
          11,463    Unipol Gruppo Finanziario SpA
                    TOTAL PREFERRED STOCKS
                    (Cost - $35,471)                                                              30,419
                                                                                      ------------------

                    TOTAL INVESTMENTS - 100.2%
                    (Cost $10,182,885)                                                         9,296,463
                    Liabilities in excess of Other Assets - (0.2%)                               (17,592)
                                                                                      ------------------
                    NET ASSETS - 100.0%                                               $        9,278,871
                                                                                      ==================


AG - Corporation
PLC - Public Limited Company
SA - Corporation
SpA - Limited Share Company
REIT -Real Estate Investment Trust
RNC - Riparmio Non-Convertible

     (a)  Non-income producing security.

     Securities are classified by sectors that represent broad groupings of related industries.

     ---------------------------------------------------------------------------
                           Sector Breakdown*
     ---------------------------------------------------------------------------
     Financials                                                            24.5%
     Industrials                                                           13.0%
     Consumer Staples                                                       9.9%
     Materials                                                              9.7%
     Consumer Discretionary                                                 9.2%
     Telecommunication Services                                             7.9%
     Utilities                                                              7.3%
     Energy                                                                 7.0%
     Health Care                                                            6.3%
     Information Technology                                                 5.2%
     ---------------------------------------------------------------------------
     * Subject to change daily.  Based on total investments.


See previously submitted notes to financial statements for the period ended
November 30, 2007.

HGI | CLAYMORE/ZACKS INTERNATIONAL YIELD HOG INDEX ETF
PORTFOLIO OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
NUMBER OF SHARES    DESCRIPTION                                                                    VALUE
--------------------------------------------------------------------------------------------------------
                    COMMON STOCKS - 81.5%
                    AUSTRALIA - 7.4%
          14,605    Amcor Ltd.                                                        $           96,724
         461,951    Atlas South Sea Pearl Ltd.                                                   162,041
           3,667    Australia & New Zealand Banking Group Ltd.                                    75,463
           2,593    National Australia Bank Ltd.                                                  69,976
          35,410    Telstra Corp. Ltd.                                                           161,307
           4,021    Westpac Banking Corp.                                                         87,712
                                                                                      ------------------
                                                                                                 653,223
                                                                                      ------------------
                    AUSTRIA - 0.8%
           3,273    Telekom Austria AG                                                            74,382
                                                                                      ------------------

                    BELGIUM - 0.9%
           3,617    Fortis                                                                        80,498
                                                                                      ------------------

                    BERMUDA - 2.0%
           2,000    Jardine Strategic Holdings Ltd.                                               32,600
         400,000    SCMP Group Ltd.                                                              141,376
                                                                                      ------------------
                                                                                                 173,976
                                                                                      ------------------
                    BRAZIL - 1.6%
             706    CPFL Energia SA - ADR                                                         45,353
           3,923    Telecomunicacoes Brasileiras SA - ADR                                         92,583
                                                                                      ------------------
                                                                                                 137,936
                                                                                      ------------------
                    CANADA - 0.3%
             207    EnCana Corp.                                                                  15,858
             483    Talisman Energy, Inc.                                                          8,251
                                                                                      ------------------
                                                                                                  24,109
                                                                                      ------------------
                    CHILE - 5.1%
           1,738    Banco de Chile - ADR                                                          98,319
           1,004    Banco Santander Chile SA - ADR                                                51,967
           3,510    Cia Cervecerias Unidas SA - ADR                                              116,602
           2,185    CorpBanca SA - ADR                                                            71,821
           2,875    Distribucion y Servicio D&S SA - ADR                                          74,204
           2,681    Lan Airlines SA - ADR                                                         35,872
                                                                                      ------------------
                                                                                                 448,785
                                                                                      ------------------
                    CHINA - 4.0%
           2,500    China Mobile Ltd.                                                             38,557
             153    China Netcom Group Corp Hong Kong Ltd. - ADR                                   9,368
             262    China Petroleum & Chemical Corp. - ADR                                        28,673
             512    China Telecom Corp. Ltd. - ADR                                                37,586
          18,500    HongKong Electric Holdings                                                   105,570
             841    Huaneng Power International, Inc. - ADR                                       27,333
          30,000    Lenovo Group Ltd.                                                             20,821
             581    PetroChina Co. Ltd. - ADR                                                     85,302
                                                                                      ------------------
                                                                                                 353,210
                                                                                      ------------------
                    DENMARK - 0.3%
             400    Novo Nordisk A/S - Class B                                                    27,466
                                                                                      ------------------

                    FINLAND - 1.0%
           1,115    Nokia OYJ                                                                     40,794
           3,906    Stora Enso OYJ - R Shares                                                     49,217
                                                                                      ------------------
                                                                                                  90,011
                                                                                      ------------------
                    FRANCE - 5.9%
           1,767    AXA SA                                                                        60,302
             653    BNP Paribas                                                                   59,053
           3,556    France Telecom SA                                                            120,276
             123    L'Oreal SA                                                                    14,699
             719    Publicis Groupe                                                               26,185
             709    Sanofi-Aventis SA                                                             52,514
           3,523    SCOR SE                                                                       80,491
             585    Sodexho Alliance SA                                                           33,135
             914    Total SA                                                                      69,363
                                                                                      ------------------
                                                                                                 516,018
                                                                                      ------------------
                    GERMANY - 7.6%
             223    Allianz SE                                                                    39,778
             476    BASF AG                                                                       60,685
             481    Bayer Schering Pharma AG                                                      76,044
           1,175    Commerzbank AG                                                                35,818
             689    Deutsche Bank AG                                                              77,674
           2,228    Deutsche Lufthansa AG                                                         52,392
           5,585    Deutsche Telekom AG                                                          106,576
             534    Fresenius Medical Care AG & Co. KGaA                                          28,106
             765    Pfeiffer Vacuum Technology AG                                                 67,672
             758    RWE AG                                                                        91,908
             432    SAP AG                                                                        20,730
              78    Volkswagen AG                                                                 17,761
                                                                                      ------------------
                                                                                                 675,144
                                                                                      ------------------
                    INDIA - 0.6%
           3,098    Tata Motors Ltd. - ADR                                                        54,277
                                                                                      ------------------

                    INDONESIA - 0.4%
             876    Telekomunikasi Indonesia Tbk PT - ADR                                         37,370
                                                                                      ------------------

                    IRELAND - 1.5%
           2,996    Allied Irish Banks PLC                                                        61,856
           4,874    Bank of Ireland                                                               69,183
                                                                                      ------------------
                                                                                                 131,039
                                                                                      ------------------
                    ISRAEL - 2.1%
             922    Blue Square-Israel Ltd. - ADR                                                  9,681
           3,663    Teva Pharmaceutical Industries Ltd. - ADR                                    179,743
                                                                                      ------------------
                                                                                                 189,424
                                                                                      ------------------
                    ITALY - 3.8%
           4,139    Benetton Group SpA                                                            55,074
          12,201    Enel SpA                                                                     132,157
             951    Luxottica Group SpA                                                           26,434
          47,343    Telecom Italia SpA - ADR                                                     119,378
                                                                                      ------------------
                                                                                                 333,043
                                                                                      ------------------
                    JAPAN - 4.4%
           1,000    Bridgestone Corp.                                                             16,762
             200    FUJIFILM Holdings Corp.                                                        7,627
           2,000    Fujitsu Ltd.                                                                  14,485
           3,000    Hitachi Ltd.                                                                  22,074
           1,400    Honda Motor Co. Ltd.                                                          43,840
           4,000    Kubota Corp.                                                                  27,242
             200    Kyocera Corp.                                                                 16,618
           2,000    Matsushita Electric Industrial Co. Ltd.                                       42,937
           2,100    Mitsubishi UFJ Financial Group, Inc.                                          19,083
           6,000    NEC Corp.                                                                     26,454
             200    Nidec Corp.                                                                   13,525
             100    Nintendo Co. Ltd.                                                             51,294
              29    NTT DoCoMo, Inc.                                                              43,456
           2,000    Shiseido Co. Ltd.                                                             45,915
                                                                                      ------------------
                                                                                                 391,312
                                                                                      ------------------
                    LUXEMBOURG - 0.7%
             438    ArcelorMittal                                                                 33,692
             355    Quilmes Industrial SA - ADR                                                   29,248
                                                                                      ------------------
                                                                                                  62,940
                                                                                      ------------------
                    MEXICO - 6.9%
           3,733    America Movil SAB de CV - ADR                                                225,697
           8,957    Gruma SAB de CV - ADR                                                        103,901
           2,115    Grupo Casa Saba SA de CV - ADR                                                78,234
           1,528    Industrias Bachoco SAB de CV - ADR                                            44,770
           3,500    Kimberly-Clark de Mexico SAB de CV - Class A                                  14,237
             414    Telefonos de Mexico SAB de CV - ADR                                           13,745
          24,437    Vitro SAB de CV - ADR                                                        125,606
                                                                                      ------------------
                                                                                                 606,190
                                                                                      ------------------
                    NETHERLANDS - 3.8%
           4,960    Aegon NV                                                                      74,997
           2,295    ING Groep NV                                                                  77,520
           9,048    James Hardie Industries NV                                                    50,781
           2,011    STMicroelectronics NV                                                         24,377
             457    TNT NV                                                                        18,114
           2,789    Unilever NV                                                                   86,924
                                                                                      ------------------
                                                                                                 332,713
                                                                                      ------------------
                    NORWAY - 0.2%
           1,200    Norsk Hydro ASA                                                               17,185
                                                                                      ------------------

                    SOUTH AFRICA - 1.2%
           4,171    Sappi Ltd. - ADR                                                              51,303
             705    Sasol Ltd. - ADR                                                              36,103
             306    Telkom SA Ltd. - ADR                                                          21,891
                                                                                      ------------------
                                                                                                 109,297
                                                                                      ------------------
                    SPAIN - 0.5%
           1,242    Repsol YPF SA                                                                 43,083
                                                                                      ------------------

                    SWEDEN - 1.2%
           2,400    Atlas Copco AB - A Shares                                                     37,732
           3,000    SKF AB - A Shares                                                             55,674
             900    Volvo AB - B Shares                                                           13,529
                                                                                      ------------------
                                                                                                 106,935
                                                                                      ------------------
                    SWITZERLAND - 0.3%
             159    Roche Holding AG                                                              31,212
                                                                                      ------------------

                    TAIWAN - 0.7%
           3,155    Siliconware Precision Industries Co. - ADR                                    25,808
           3,427    Taiwan Semiconductor Manufacturing Co. Ltd. - ADR                             33,379
                                                                                      ------------------
                                                                                                  59,187
                                                                                      ------------------
                    TURKEY - 0.5%
           1,667    Turkcell Iletisim Hizmet AS - ADR                                             42,058
                                                                                      ------------------

                    UNITED KINGDOM - 15.6%
             759    Anglo American PLC                                                            48,827
           6,113    Anglo American PLC - ADR                                                     193,904
           1,456    AstraZeneca PLC                                                               54,826
           6,737    BP PLC                                                                        73,171
          10,868    BT Group PLC                                                                  49,074
           1,276    Carnival PLC                                                                  50,790
          35,436    DSG International PLC                                                         44,761
           2,853    GlaxoSmithKline PLC                                                           62,541
           5,460    HBOS PLC                                                                      65,546
           5,269    HSBC Holdings PLC                                                             80,285
          24,104    Kingfisher PLC                                                                62,859
           9,599    Ladbrokes PLC                                                                 58,094
           5,217    Pearson PLC                                                                   69,115
             497    Rio Tinto PLC                                                                 56,550
           1,848    Royal Dutch Shell PLC - A Shares                                              66,517
             219    Shire PLC                                                                      4,313
          38,663    Signet Group PLC                                                              47,106
           1,635    Smith & Nephew PLC                                                            21,319
           6,792    Tate & Lyle PLC                                                               70,931
          24,458    Tomkins PLC                                                                   82,708
           2,655    Unilever PLC                                                                  84,290
           2,193    WPP Group PLC                                                                 26,021
                                                                                      ------------------
                                                                                               1,373,548
                                                                                      ------------------
                    UNITED STATES - 0.2%
             431    News Corp. - Class B                                                           8,236
             323    Virgin Media, Inc.                                                             4,845
                                                                                      ------------------
                                                                                                  13,081
                                                                                      ------------------

                    TOTAL COMMON STOCK - 81.5%
                    (Cost $7,911,247)                                                          7,188,652
                                                                                      ------------------

                    CLOSED END FUNDS - 9.6%
                    UNITED STATES - 9.6%
           4,225    AllianceBernstein Global High Income Fund, Inc.                               56,488
           2,793    BlackRock Preferred Income Strategies Fund, Inc.                              45,526
           3,589    Clough Global Equity Fund                                                     66,684
          11,370    DWS High Income Trust                                                         55,827
           6,234    DWS Multi-Market Income Trust                                                 49,934
           1,759    Eaton Vance Tax-Advantaged Global Dividend Income Fund                        40,475
           3,592    Eaton Vance Tax-Managed Buy-Write Opportunities Fund                          59,340
           3,556    Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund                   58,923
           2,861    Evergreen International Balanced Income Fund                                  58,078
           3,940    Global High Income Fund, Inc.                                                 58,785
           1,037    India Fund, Inc.                                                              52,576
           3,324    ING Global Equity Dividend & Premium Opportunity Fund                         57,638
           6,858    MFS Multimarket Income Trust                                                  39,228
           5,540    Nuveen Global Government Enhanced Income Fund                                 97,338
           2,684    Western Asset Emerging Markets Debt Fund, Inc.                                48,768
                                                                                      ------------------
                    TOTAL CLOSED END FUNDS                                                       845,608
                    (Cost $916,531)                                                   ------------------

                    INCOME TRUSTS - 5.6%
                    CANADA - 5.0%
          11,445    Advantage Energy Income Fund                                                 122,576
           2,450    Enerplus Resources Fund                                                      105,497
           4,087    Penn West Energy Trust                                                       115,458
           9,042    Provident Energy Trust                                                        99,372
                                                                                      ------------------
                                                                                                 442,903
                                                                                      ------------------
                    MEXICO - 0.6%
           1,337    Fomento Economico Mexicano SAB de CV - ADR                                    53,480
                                                                                      ------------------
                    TOTAL INCOME TRUSTS                                                          496,383
                    (Cost $552,662)                                                   ------------------

                    ROYALTY TRUSTS - 2.7%
                    UNITED STATES - 2.7%
           1,395    BP Prudhoe Bay Royalty Trust                                                 120,458
           3,138    San Juan Basin Royalty Trust                                                 120,970
                                                                                      ------------------
                    TOTAL ROYALTY TRUSTS                                                         241,428
                    (Cost $208,487)                                                   ------------------

                    PREFERRED STOCKS - 0.9%
                    COLOMBIA - 0.6%
           1,506    BanColombia SA - ADR                                                          50,828
                                                                                      ------------------

                    GERMANY - 0.3%
             552    Henkel KGaA                                                                   24,478
                                                                                      ------------------
                    TOTAL PREFERRED STOCKS                                                        75,306
                    (Cost $79,148)                                                    ------------------

                    TOTAL INVESTMENTS - 100.3%
                    (Cost $9,668,075)                                                          8,847,377
                    Liabilities in excess of Other Assets - (0.3%)                               (21,812)
                                                                                      ------------------
                    NET ASSETS - 100.0%                                               $        8,825,565
                                                                                      ==================


A/S - Limited Liability Stock Company
AB - Stock Company
ADR - American Depositary Receipt
AG - Stock Corporation
ASA - Stock Company
Ltd - Limited
KGaA- Limited Partnership
NV - Publicly-Traded Company
OYJ - Publicly-Traded Company
PLC - Public Limited Company
PT - Limited Liability Company
SA - Corporation
SAB de CV - Variable Capital Company
SE - Stock Corporation
SpA - Limited Share Company

      --------------------------------------------------------------------------
                  SUMMARY OF INVESTMENTS BY SECTOR CLASSIFICATION
      --------------------------------------------------------------------------
              SECTOR*                                     % OF TOTAL INVESTMENTS
      --------------------------------------------------------------------------
      Financials                                                           16.1%
      Telecommunication Services                                           13.5%
      Energy                                                               12.5%
      Consumer Discretionary                                               10.6%
      Materials                                                             8.9%
      Consumer Staples                                                      8.7%
      Health Care                                                           7.0%
      Industrials                                                           5.0%
      Utilities                                                             4.5%
      Information Technology                                                3.6%
      --------------------------------------------------------------------------
      Total Common Stocks, Income Trusts, Royalty Trusts &
      Preferred Stocks                                                     90.4%
      Closed-End Funds                                                      9.6%
      --------------------------------------------------------------------------
      Total Investments                                                   100.0%
      --------------------------------------------------------------------------
      * Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

      See previously submitted notes to financial statements for the period ended November 30, 2007.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2
--------------------------------------------------------------------------------

By:  /s/ Nicholas Dalmaso
     ---------------------------------------------------------------------------
         Nicholas Dalmaso
         Chief Legal and Executive Officer

Date: April 29, 2008
      --------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Nicholas Dalmaso
     ---------------------------------------------------------------------------
         Nicholas Dalmaso
         Chief Legal and Executive Officer

Date: April 29, 2008
      --------------------------------------------------------------------------

By:  /s/ Steven M. Hill
     ---------------------------------------------------------------------------
         Steven M. Hill
         Treasurer and Chief Financial Officer

Date: April 29, 2008
      --------------------------------------------------------------------------